Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000006427 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000006427 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000006427 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.29%
C000006427 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.95%
C000006427 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.18%
C000006427 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
C000006427 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000006427 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000006427 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000006427 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000006427 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000006427 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000006427 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000006429 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000006429 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000006429 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.29%
C000006429 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.95%
C000006429 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.18%
C000006429 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
C000006429 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000006429 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000006429 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000006429 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000006429 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000006429 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000006429 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000135932 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000135932 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000135932 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.29%
C000135932 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.95%
C000135932 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.18%
C000135932 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%
C000135932 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000135932 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000135932 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000135932 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000135932 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000135932 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000135932 [Member] | Pre Refunded Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%